Rondure New World Fund	Schedule of Investments
July 31, 2004 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.01%
Brazil — 7.43%
B3 S.A. Brasil, Bolsa, Balcao(a)	503,925	$964,100
Itau Unibanco Holding S.A.	289,275	1,738,566
MercadoLibre, Inc.(a)	1,308	2,182,922
TOTVS SA(a)	112,000	551,138
Vale S.A.	57,875	628,536
Weg SA	140,500	1,255,818
		7,321,080
China — 11.09%
ANTA Sports Products Ltd.	95,600	855,698
Autohome, Inc. - ADR(a)	30,600	763,164
China Resources Beer Holdings Company Limited(a)	73,500	228,652
China Tourism Group Duty Free	54,500	518,369
H World Group Ltd.	144,300	433,987
Kweichow Moutai Company Ltd.	2,500	491,995
Li Ning Company Ltd.	212,200	395,246
PDD Holdings, Inc. - ADR(a)	6,138	791,127
Sichuan Swellfun Co Ltd.	68,200	354,272
Tencent Holdings Ltd.	29,100	1,342,858
Tencent Music Entertainment Group - ADR(a)	90,159	1,278,455
Tsingtao Brewery Company, Ltd.(a)	197,800	1,263,662
Uni-President China Holdings Ltd.(a)	1,585,300	1,306,732
Yum China Holdings Inc	30,367	916,748
		10,940,965
Greece — 0.52%
Jumbo SA	19,176	514,129

Hong Kong — 2.64%
Hong Kong Exchanges & Clearing Ltd.	54,100	1,595,786
Techtronic Industries Co Limited(a)	79,400	1,016,849
		2,612,635
Hungary — 0.80%
Richter Gedeon Nyrt(a)	27,767	791,535

India — 20.76%
3M India Ltd	801	376,432
Asian Paints Ltd	18,644	688,175
CMS Info Systems Ltd	148,716	1,026,209
CRISIL Ltd	5,868	307,550
Dabur India Ltd	92,314	701,915
Divi’s Laboratories Ltd	22,299	1,312,797
HCL Technologies Ltd(a)	61,701	1,214,203
HDFC Bank Ltd.	128,446	2,482,361
Honeywell Automation India Ltd	128	83,420
ICRA Ltd	1,374	92,212
IndiaMart InterMesh Ltd(b)(c)	19,056	671,283
KEI Industries Limited	12,613	654,389
Kfin Technologies(a)	233,316	2,447,708
Marico Ltd	14,154	114,141
Nestle India Ltd	41,008	1,205,178
Pidilite Industries Ltd	6,959	265,024
Schaeffler India Ltd	19,052	972,586
Tata Consultancy Services Ltd	40,937	2,149,837
	Shares	Fair Value
COMMON STOCKS — 96.01% (continued)
India — (continued)
Tech Mahindra Ltd(a)	32,094	$597,881
United Breweries Ltd	34,033	820,157
United Spirits Ltd(a)	65,342	1,105,392
Westlife Foodworld Ltd(a)	50,097	496,683
Zomato Ltd.(a)	250,974	690,247
		20,475,780
Indonesia — 6.31%
Ace Hardware Indonesia Tbk P.T.	11,764,700	579,099
Avia Avian Tbk PT	14,990,400	444,365
Bank Central Asia Tbk P.T. (a)	2,056,600	1,302,262
Bank Rakyat Indonesia Persero Tbk P.T.	7,912,800	2,276,830
Mayora Indah Tbk PT	2,567,300	411,983
Sumber Alfaria Trijaya Tbk PT	6,883,900	1,202,354
		6,216,893
Malaysia — 2.98%
Carlsberg Brewery Malaysia Bhd	118,000	481,035
Heineken Malaysia Bhd	189,706	949,974
Mr D.I.Y. Group Berhad(b)(c)	1,198,648	547,778
Public Bank Bhd	1,046,371	958,751
		2,937,538
Mexico — 5.29%
Arca Continental COM NPV	80,375	791,968
Becle S.A.B. de C.V. (a)	115,195	189,394
Coca-Cola Femsa S.A.B. de C.V. – ADR	8,782	794,156
GMexico Transportes SAB de CV(b)(c)	849,803	1,652,158
Prologis Property Mexico S.A. de C.V.(a)	113,341	378,653
Wal-Mart de Mexico SAB de CV	426,425	1,419,121
		5,225,450
Philippines — 3.66%
International Container Terminal Services, Inc.	399,470	2,437,630
Philippine Seven Corp(a)	326,124	693,726
Wilcon Depot Inc	1,589,900	477,053
		3,608,409
Poland — 1.76%
Allegro.eu SA(a)	138,936	1,276,302
Dino Polska SA(a)(b)(c)	5,192	461,437
		1,737,739
South Africa — 2.31%
Capitec Bank Holdings Ltd. (a)	9,660	1,506,709
Clicks Group Limited(a)	39,558	768,985
		2,275,694
South Korea — 8.55%
Doosan Bobcat, Inc. (a)	8,707	265,114
Kia Corp	10,932	902,504
Nongshim Co., Ltd.(a)	1,498	530,278
Samsung Electronics Company Ltd.	78,206	4,851,716
SK Hynix, Inc.	13,045	1,882,349
		8,431,961
Taiwan — 16.95%
Airtac International Group(a)	39,857	1,025,676
ASPEED Technology, Inc.	7,000	885,446
Chroma Ate Inc	272,000	2,542,476

Rondure New World Fund	Schedule of Investments
July 31, 2004 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 96.01% (continued)
Taiwan — 16.95% (continued)
Delta Electronics, Inc.	108,000	$1,392,556
MediaTek, Inc.	75,000	2,867,552
momo.com Inc	33,028	422,272
Sinbon Electronics Co., Limited(a)	247,700	2,499,307
Taiwan Semiconductor Manufacturing Company Ltd.(a)	174,000	5,095,651
		16,730,936
Thailand — 3.13%
Airports of Thailand Public Co., Ltd.(a)	242,500	385,854
Bangkok Bank Public Company Limited(a)	241,100	929,482
Bangkok Dusit Medical	488,600	361,168
Bumrungrad Hospital PCL	55,600	384,935
CP All Plc.	626,000	1,027,029
		3,088,468
Vietnam — 1.83%
FPT Corp	354,345	1,809,560

Total Common Stocks (Cost $80,350,715)		94,718,772

Total Common Stocks/ Investments — 96.01% (Cost $80,350,715)		$94,718,772

Other Assets in Excess of Liabilities — 3.99%		3,941,209

NET ASSETS — 100.00%		$98,659,981

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total aggregate market value of $3,332,656, representing 3.38% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of these securities was $3,332,656, representing 3.38% of net assets.

Sector Composition (July 31, 2024)
Technology	26.6%
Consumer Staples	17.4%
Financials	16.4%
Industrials	13.5%
Consumer Discretionary	12.3%
Communications	4.1%
Health Care	2.9%
Materials	2.4%
Real Estate	0.4%
Other Assets in Excess of Liabilities	4.0%
Total	100%
Industry Composition (July 31, 2024)
Banks	9.6%
Alcoholic Beverages	6.0%
It Services	5.9%
Semiconductor Devices	5.7%
Semiconductor Mfg	5.2%
Communications Equipment	4.9%
Online Marketplace	4.6%
Food & Drug Stores	4.2%
Internet Media & Services	4.1%
Non-Alcoholic Beverages	2.9%
Transport Operations & Services	2.9%
Security & Cmdty Exchanges	2.6%
Measurement Instruments	2.6%
Technology Distributors	2.5%
Other Financial Services	2.5%
Other Machinery & Equipment	2.3%
Packaged Food	2.2%
Specialty & Generic Pharma	2.1%
Diversified Banks	1.8%
Rail Freight	1.7%
Fabricated Metal & Hardware	1.7%
Home Products Stores	1.6%
Mass Merchants	1.4%
Restaurants	1.4%
Specialty Chemicals	1.4%
Electronics Components	1.4%
Specialty Apparel Stores	1.3%
Other Spec Retail - Discr	1.1%
Flow Control Equipment	1.0%
Security Services	1.0%
Other Industries (each less than 1%)	6.4%
Other Assets in Excess of Liabilities	4.0%
Total	100%